Bank Borrowings - Schedule of Bank Borrowings (Details) - Loans Payable [Member] - USD ($)		6 Months Ended
		Dec. 31, 2024		Jun. 30, 2024
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 10,581,201		$ 10,663,973
Less: current portion		425,951		6,857,415
Bank borrowings-non current		10,155,250		3,806,557
Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 201,714	[1]	$ 203,457
Annual Interest Rate		3.50%	[1]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 765,122	[2]	$ 771,735
Annual Interest Rate		3.50%	[2]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 730,343	[3]	$ 736,656
Annual Interest Rate		3.50%	[3]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 695,565	[4]	$ 701,577
Annual Interest Rate		3.80%	[4]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 62,601	[5]	$ 63,142
Annual Interest Rate		3.80%	[5]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 104,335	[6]	$ 105,237
Annual Interest Rate		3.80%	[6]	3.80%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 500,807	[7]	$ 505,136
Annual Interest Rate		3.50%	[7]	3.50%
Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 695,565	[8]	$ 701,577
Annual Interest Rate		3.50%	[8]	3.50%
Jiangyin Rural Commercial Bank [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 1,391,130	[9]	$ 1,403,154
Annual Interest Rate		3.65%	[9]	3.65%
China Merchants Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 375,605	[10]	$ 378,852
Annual Interest Rate		4.83%	[10]	4.93%
Jiangsu Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 417,339	[11]	$ 420,946
Annual Interest Rate		4.35%	[11]	4.35%
Jiangsu Bank Co., Ltd. One [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 695,565	[12]	$ 701,577
Annual Interest Rate		3.60%	[12]	3.60%
Jiangyin Rural Commercial Bank One [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 834,678	[13]	$ 841,893
Annual Interest Rate		3.65%	[13]	3.65%
Jiangyin Rural Commercial Bank Two [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 1,391,130	[14]	$ 1,403,154
Annual Interest Rate		3.65%	[14]	3.65%
Jiangyin Rural Commercial Bank Three [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 1,669,356	[15]	$ 1,683,785
Annual Interest Rate		3.65%	[15]	3.65%
Bank of Hangzhou Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 25,240	[16]	$ 29,467
Annual Interest Rate		9.35%	[16]	9.832%
Shenzhen Qianhai Webank [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount		$ 12,520	[17]	$ 12,628
Annual Interest Rate		9.35%	[17]	9.832%
Shenzhen Qianhai Webank One [Member]
Schedule of Bank Borrowings [Line Items]
Principal Amount	[18]	$ 12,586
Annual Interest Rate	[18]	9.35%
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 18, 2024	[1]	Mar. 18, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 19, 2024	[2]	Mar. 19, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 19, 2024	[3]	Mar. 19, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2024	[4]	Mar. 20, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 21, 2024	[5]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 21, 2024	[6]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 21, 2024	[7]	Mar. 21, 2024
Minimum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 21, 2024	[8]	Mar. 21, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 04, 2024	[9]	Mar. 04, 2024
Minimum [Member] | China Merchants Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Apr. 02, 2024	[10]	Apr. 02, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 30, 2024	[11]	May 30, 2024
Minimum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Jun. 18, 2024	[12]	Jun. 18, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 15, 2024	[13]	May 15, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 06, 2024	[14]	Mar. 06, 2024
Minimum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 14, 2024	[15]	May 14, 2024
Minimum [Member] | Bank of Hangzhou Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Jul. 29, 2024	[16]	Apr. 01, 2024
Minimum [Member] | Shenzhen Qianhai Webank [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Jul. 29, 2024	[17]	Apr. 01, 2024
Minimum [Member] | Shenzhen Qianhai Webank One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term	[18]	Aug. 07, 2024
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 18, 2027	[1]	Mar. 18, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 19, 2027	[2]	Mar. 19, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Two [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 19, 2027	[3]	Mar. 19, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Three [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2027	[4]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Four [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2027	[5]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Five [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2027	[6]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Six [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2027	[7]	Mar. 20, 2027
Maximum [Member] | Jiangsu Suzhou Rural Commercial Bank Co., Ltd Seven [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 20, 2027	[8]	Mar. 20, 2027
Maximum [Member] | Jiangyin Rural Commercial Bank [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 03, 2025	[9]	Mar. 03, 2025
Maximum [Member] | China Merchants Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Oct. 02, 2024	[10]	Mar. 23, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd. [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 29, 2025	[11]	May 29, 2025
Maximum [Member] | Jiangsu Bank Co., Ltd. One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Jun. 17, 2025	[12]	Jun. 17, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 13, 2025	[13]	May 13, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank Two [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 05, 2025	[14]	Mar. 05, 2025
Maximum [Member] | Jiangyin Rural Commercial Bank Three [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		May 12, 2025	[15]	May 12, 2025
Maximum [Member] | Bank of Hangzhou Co., Ltd [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 05, 2025	[16]	Mar. 27, 2026
Maximum [Member] | Shenzhen Qianhai Webank [Member]
Schedule of Bank Borrowings [Line Items]
Contract term		Mar. 05, 2025	[17]	Mar. 27, 2026
Maximum [Member] | Shenzhen Qianhai Webank One [Member]
Schedule of Bank Borrowings [Line Items]
Contract term	[18]	Mar. 05, 2025

[1]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million (US$201,714) on March 18, 2024. This loan matures March 18, 2027.
[2]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($765,122) on March 19, 2024. This loan matures March 19, 2027.
[3]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($730,343) on March 19, 2024. This loan matures March 19, 2027.
[4]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($695,565) on March 20, 2024. This loan matures on March 20, 2027.
[5]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.45 million ($62,601) on March 21, 2024. This loan matures on March 20, 2027.
[6]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB0.75 million ($104,335) on March 21, 2024. This loan matures on March 20, 2027.
[7]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately$292,000) and RMB27.7 million (approximately$3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB3.6 million ($500,807) on March 21, 2024. This loan matures on March 20, 2027.
[8]	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB2.1 million (approximately $292,000) and RMB27.7 million (approximately $3.85 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew down RMB5 million ($695,565) on March 21, 2024. This loan matures on March 20, 2027.
[9]	On March 4, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and a maturity date of March 3, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.
[10]	On April 2, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($375,605) from China Merchants Bank Co., Ltd., and a maturity date of October 2, 2024. On September 23, 2024, Li Bang Kitchen Appliance extended the loan to March 23, 2025.The loan was repaid upon maturity.
[11]	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($417,339) from Jiangsu Bank Co., Ltd. and a maturity date of May 29, 2025. On May 28, 2025, Li Bang Kitchen Appliance extended the loan to May 28, 2026 with interest of 3.50%. For presentation purposes, the loan is classified as a long-term loan.
[12]	On June 18, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB5 million ($695,565) from Jiangsu Bank Co., Ltd. and a maturity date of June 17, 2025. The loan is collateralized by real estate, land use rights and patents. The loan was refinanced and extended to June 10, 2026 with interest of 3.10%. For presentation purposes, the loan is classified as a long-term loan.
[13]	On May 15, 2024, Wuxi Libang obtained a working capital loan of 6 million ($834,678) from Jiangyin Rural Commercial Bank and due on May 13, 2025. The loan was guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.
[14]	On March 6, 2024, Wuxi Libang obtained a working capital loan of 10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 5, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was refinanced and extended to March 2, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.
[15]	On May 14, 2024, Wuxi Libang obtained a working capital loan of 12 million yuan (approximately $1.7 million) from Jiangyin Rural Commercial Bank and due on May 12, 2025. The loan was collateralized by real estate and land use rights. The loan was refinanced and extended to May 5, 2026 with interest of 3.65%. For presentation purposes, the loan is classified as a long-term loan.
[16]	On July 29, 2024, Wuxi Libang obtained a working capital loan from the Bank of Hangzhou, for RMB210,000 ($29,214) and a maturity date of July 27, 2026. According to the agreement, the Company shall repay the principal and interest monthly. As of December 31, 2024, the outstanding principal balance of the loan was RMB181,429 ($25,240). The loan was repaid on March 5, 2025.
[17]	On July 29, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB90,000 ($12,520) and a maturity date of July 27, 2026. The loan was repaid on March 5, 2025.
[18]	On August 7, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank for RMB 100,000 ($13,911) and a maturity date of July 27, 2026. According to the agreement, the Company shall repay the principal and interest monthly. As of December 31, 2024, the outstanding principal balance of the loan was RMB90,476 ($12,586). The loan was repaid on March 5, 2025.